FI - Roll-forward of net assets measured at fair value on recurring basis (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (2,505)	SFr (1,898)
Transfers in, net assets/liabilities	(839)	(1,221)
Transfers out, net assets/liabilities	2,201	1,611
Purchases, net assets/liabilities	19,084	42,168
Sales, net assets/liabilities	(18,365)	(42,184)
Issuances, net assets/liabilities	(6,485)	(6,187)
Settlements, net assets/liabilities	5,332	2,645
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(342)	44
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(876)	2,440
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(288)	(160)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(13)	2
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(226)	438
Foreign currency translation impact, net assets/liabilities	95	(203)
Balance at beginning of period, net assets/liabilities	SFr (3,227)	SFr (2,505)